Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2026	$ 340,609
2027	263,494
2028	59,447
2029
Total lease payments	663,550
Less: Imputed interest	(27,067)
Present value of lease liabilities	636,483	$ 628,359
Less: Operating lease liabilities, current	(321,388)	(124,512)
Operating lease liabilities, noncurrent	$ 315,095	$ 503,847